Spin-Off - Summary of Profit or Loss from Discontinued Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Operating revenue and other operating income	₩ 17,658,877	₩ 17,361,232	₩ 16,864,348
Revenue	17,608,511	17,304,973	16,748,585
Other income	50,366	56,259	115,763
Operating expense	15,902,601	15,766,884	15,431,986
Labor	2,488,245	2,449,813	2,300,754
Commission	5,549,899	5,518,786	5,426,114
Depreciation and amortization	3,614,766	3,621,325	3,672,555
Network interconnection	678,459	715,285	749,599
Advertising	235,769	252,402	233,401
Rent	142,356	143,747	140,418
Cost of goods sold	1,266,357	1,268,124	1,167,417
Others	1,651,273	1,528,976	1,431,587
Operating profit	1,756,276	1,594,348	1,432,362
Finance income	248,376	179,838	155,133
Finance costs	527,401	456,327	315,604
Gain relating to investments in subsidiaries, associates and joint ventures,	10,928	(81,707)	446,300
Profit before income tax	1,488,179	1,236,152	1,718,191
Income tax expense	342,242	288,321	651,948
Profit for the year	₩ 1,145,937	₩ 947,831	2,418,989
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Operating revenue and other operating income			2,469,329
Revenue			2,383,083
Other income			86,246
Operating expense			2,396,324
Labor			824,505
Commission			349,344
Depreciation and amortization			287,412
Network interconnection			863
Advertising			158,512
Rent			2,754
Cost of goods sold			426,161
Others			346,773
Operating profit			73,005
Finance income			47,417
Finance costs			269,823
Gain relating to investments in subsidiaries, associates and joint ventures,			1,502,147
Profit before income tax			1,352,746
Income tax expense			205,152
Profit for the year			₩ 1,147,594